STATEMENTS OF FINANCIAL CONDITION (USD $)	Dec. 31, 2014	Dec. 31, 2013
Equity in commodity trading accounts:
Cash (including restricted cash of $70,036,099 for 2014 and $74,790,241 for 2013)	$ 980,824,673	$ 974,168,421
Unrealized profit on open futures contracts	44,175,968	42,267,900
Unrealized profit on open forwards contracts	4,533,927	3,156,037
Cash	704,200	631,442
Other assets	32,960	200
TOTAL ASSETS	1,030,271,728	1,020,224,000
LIABILITIES:
Brokerage commissions payable	6,232	7,723
Sponsor and Advisory fees payable	23,352,515	9,079,002
Redemptions payable	2,759,503	17,236,150
Unrealized loss on open futures contracts	13,528,343	11,978,242
Unrealized loss on open forwards contracts	9,079,528	2,917,024
Other liabilities	460,550	656,454
Total liabilities	49,186,671	41,874,595
MEMBERS' CAPITAL:
Members' Interest (593,821,837 Units and 632,945,962 Units)	981,085,057	978,349,405
Total members' capital	981,085,057	978,349,405
TOTAL LIABILITIES AND MEMBERS' CAPITAL	$ 1,030,271,728	$ 1,020,224,000